Statements of Net Assets Available for Benefits - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 001 ADNT
Participant-directed investments
Plans' interest in Adient US LLC Defined Contribution Master Trust for Employee Savings Plans (Note 3)	$ 1,035,198,839	$ 935,164,179
Receivables
Employer contributions	0	0
Notes receivable from participants	19,299,419	18,412,758
Total receivables	19,299,419	18,412,758
Net assets available for benefits	1,054,498,258	953,576,937
EBP 001 AVZR
Participant-directed investments
Plans' interest in Adient US LLC Defined Contribution Master Trust for Employee Savings Plans (Note 3)	33,444,775	28,729,869
Receivables
Employer contributions	3,436,947	3,250,127
Notes receivable from participants	1,554,545	1,553,247
Total receivables	4,991,492	4,803,374
Net assets available for benefits	38,436,267	33,533,243
EBP 002
Participant-directed investments
Plans' interest in Adient US LLC Defined Contribution Master Trust for Employee Savings Plans (Note 3)	86,224,641	74,225,905
Receivables
Employer contributions	5,881,844	5,452,489
Notes receivable from participants	3,699,693	3,970,715
Total receivables	9,581,537	9,423,204
Net assets available for benefits	95,806,178	83,649,109
EBP 003
Participant-directed investments
Plans' interest in Adient US LLC Defined Contribution Master Trust for Employee Savings Plans (Note 3)	29,495,877	26,343,400
Receivables
Employer contributions	1,286,410	1,737,740
Notes receivable from participants	1,737,871	1,720,969
Total receivables	3,024,281	3,458,709
Net assets available for benefits	$ 32,520,158	$ 29,802,109